Financial instruments	12 Months Ended
Dec. 31, 2025
Financial instruments
Financial instruments

20.  Financial instruments

The Company’s risk exposures and the impact on the financial instruments are summarized below. Other than the acquisition of PMPAs on September 26, 2025, there have been no material changes to the risks, objectives, policies and procedures during the years ended December 31, 2025 and 2024.

Credit risk

Credit risk is the risk of potential loss to the Company if the counterparty to a financial instrument fails to meet its contractual obligations. The Company’s credit risk is primarily attributable to its liquid financial assets including cash and trade receivables in the ordinary course of business. In order to mitigate its exposure to credit risk, the Company maintains its cash in recognized financial institutions and closely monitors its trade receivable balances. The Company’s trade receivables and gold purchase contracts are subject to the credit risk and performance of the counterparties who own and operate the mines underlying Vox’s asset portfolio.

Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they come due. The Company’s approach to managing liquidity is to ensure it will have sufficient liquidity to meet liabilities when due. In managing liquidity risk, the Company takes into account anticipated cash flows from operations and holding of cash. As at December 31, 2025, the Company had cash of $8,085 (December 31, 2024: $8,754) and working capital of $7,208 (December 31, 2024: $9,235).

Currency risk

Foreign currency risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates. Financial instruments that impact the Company’s net income due to currency fluctuations include cash, accounts receivable, accounts payable and accrued liabilities and income taxes payable denominated in Canadian and Australian dollars. Based on the Company’s Canadian and Australian denominated monetary assets and liabilities at December 31, 2025, a 10% increase (decrease) of the value of the Canadian and Australian dollar relative to the United States dollar would increase (decrease) net income (loss) and other comprehensive income (loss) by $350.

Interest rate risk

The Company is exposed to interest rate risk due to the Facility being subject to floating interest rates. The Company monitors its exposure to interest rates. During the period ended December 31, 2025, a 1% increase (decrease) in nominal interest rates would have increased (decreased) net income (loss) and other comprehensive income (loss) by approximately $400.

The Company has cash balances with rates that fluctuate with the prevailing market rate. The Company’s current policy is to invest excess cash in cash accounts or short-term interest-bearing securities issued by chartered banks. The Company periodically monitors the investments it makes and is satisfied with the credit ratings of its banks. The Company does not use any derivative instrument to reduce its exposure to interest rate risk.

Commodity and share price risk

The Company’s royalties, streams and other interests are subject to fluctuations from changes in market prices of the underlying commodities. The market prices of precious and base metals are the primary drivers of the Company’s profitability and ability to generate free cash flow. All of the Company’s future royalty revenue and net precious metals income is not hedged in order to provide shareholders with full exposure to changes in the market prices of these commodities.

The Company’s financial results may be significantly affected by a decline in the price of precious, base and/or ferrous metals. The price of precious, base and ferrous metals can fluctuate widely and is affected by numerous factors beyond the Company’s control.

Fair value of financial instruments

The carrying amounts for cash, accounts receivables, accounts payable and accrued liabilities and income taxes payable on the consolidated statements of financial position approximate fair value because of the limited term of these instruments.

The Company classifies fair value measurements using a fair value hierarchy that reflects the significance of the inputs used in making the measurements. The fair value hierarchy has the following levels:

-       Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities;

-       Level 2 - Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices); and

-       Level 3 - Inputs for the asset or liability that are not based on observable market data (unobservable inputs).

As at December 31, 2025 and 2024, the Company does not have any financial instruments measured at fair value after initial recognition, except for streams and other interests, with a carrying value at December 31, 2025 of $59,963, which are estimated using Level 3 inputs. These financial instruments are measured at fair value utilizing inputs other than quoted prices included in Level 1. The gains and losses are recognized in the consolidated statements of income (loss) and comprehensive income (loss).

Level 3 Hierarchy

Note 6 presents the Company’s streams and other interests which are classified as Level 3 instruments measured at fair value utilizing non-observable market inputs.

Capital management

The Company’s primary objective when managing capital is to maximize returns for its shareholders by growing its asset base through accretive acquisitions of royalties, streams and other interests, while optimizing its capital structure by balancing debt and equity. Management regularly reviews cash flow forecasts to determine whether the Company has sufficient cash reserves to meet future working capital requirements and discretionary business development opportunities. As at December 31, 2025, the capital structure of the Company consists of $107,046 (December 31, 2024: $43,061) of total equity, comprising of share capital, equity reserves and deficit.

The Company is not subject to any externally imposed capital requirements other than as disclosed for the Facility.